INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes and Non-controlling Interest
U.S. and foreign earnings before income taxes are as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
U.S.	$149,340	$147,210	$152,645
Foreign	30,045	68,426	34,598
Total	$179,385	$215,636	$187,243

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Current income tax provision:
Federal	$68,420	$53,579	$49,140
State	7,336	6,045	3,856
Foreign	5,672	13,557	11,271
Current income tax provision	81,428	73,181	64,267
Deferred income tax (benefit) provision:
Federal	(15,131)	(4,188)	722
State	(1,735)	(159)	197
Foreign	(5,664)	(1,557)	(4,570)
Deferred income tax benefit	(22,530)	(5,904)	(3,651)
Income tax provision	$58,898	$67,277	$60,616

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is primarily related to deferred tax assets for net operating losses.

	December 31,
	2015	2014
	(In thousands)
Deferred tax assets:
Accrued expenses	$8,088	$6,936
Net operating loss carryforwards	33,373	32,147
Stock-based compensation	25,269	13,142
Fair value investments	2,129	3,708
Other	5,627	3,172
Total deferred tax assets	74,486	59,105
Less valuation allowance	(23,244)	(24,805)
Net deferred tax assets	51,242	34,300
Deferred tax liabilities:
Intangible and other assets	(73,172)	(69,131)
Other	(1,230)	(6,028)
Total deferred tax liabilities	(74,402)	(75,159)
Net deferred tax liabilities	$(23,160)	$(40,859)

Schedule of Income Tax Rate Reconciliation
A reconciliation of the income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$62,785	$75,472	$65,535
Change in tax reserves, net	(595)	(283)	(4,524)
State income taxes, net of effect of federal tax benefit	3,626	3,826	2,814
Foreign income taxed at a different statutory rate	(2,699)	(975)	(976)
Non-taxable contingent consideration fair value adjustments	(3,898)	(4,439)	—
Non-taxable foreign currency exchange gains	(3,776)	(4,107)	—
Other, net	3,455	(2,217)	(2,233)
Income tax provision	$58,898	$67,277	$60,616

Schedule of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2015	2014	2013
	(In thousands)
Balance at January 1,	$10,935	$11,215	$16,788
Additions based on tax positions related to the current year	2,903	201	1,188
Additions for tax positions of prior years	12,846	490	665
Reductions for tax positions of prior years	(902)	(60)	(12)
Settlements	—	—	(4,724)
Expiration of applicable statute of limitations	(874)	(911)	(2,690)
Balance at December 31,	$24,908	$10,935	$11,215